Activities of Orange Bank - Financial assets - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Categories of financial assets [abstract]
Non-current	€ 1,259	€ 1,617	€ 1,464
Current financial assets related to Orange Bank activities	3,095	3,075	3,275
Orange Bank, operating segment [member] | Operating segments [member]
Categories of financial assets [abstract]
Non-current	1,259
Current financial assets related to Orange Bank activities	3,098
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member]
Categories of financial assets [abstract]
Non-current	653
Current financial assets related to Orange Bank activities	3
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Categories of financial assets [abstract]
Non-current	653
Current financial assets related to Orange Bank activities	3
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member]
Categories of financial assets [abstract]
Non-current	2
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | Investments securities [member]
Categories of financial assets [abstract]
Non-current	2
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Categories of financial assets [abstract]
Total	656	€ 925	786
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member]
Categories of financial assets [abstract]
Non-current	100
Current financial assets related to Orange Bank activities	79
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Investments at fair value [member]
Categories of financial assets [abstract]
Current financial assets related to Orange Bank activities	79
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Cash collateral paid [member]
Categories of financial assets [abstract]
Non-current	76
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at fair value through profit or loss, category [member] | Other financial assets [member]
Categories of financial assets [abstract]
Non-current	25
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member]
Categories of financial assets [abstract]
Non-current	504
Current financial assets related to Orange Bank activities	3,016
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and receivables to customers [member]
Categories of financial assets [abstract]
Current financial assets related to Orange Bank activities	1,937
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | Loans and receivables to credit institutions [member]
Categories of financial assets [abstract]
Current financial assets related to Orange Bank activities	1,073
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets at amortised cost, category [member] | IFRS Fixed Income Securities [Member]
Categories of financial assets [abstract]
Non-current	504
Current financial assets related to Orange Bank activities	€ 3
Orange Bank, operating segment [member] | Operating segments [member] | Financial assets available-for-sale, category [member]
Categories of financial assets [abstract]
Total			€ 795	€ 745